Post-employment Benefits - Summary of Amounts Recognized in Income for Period (Parenthetical) (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of defined benefit plans [line items]
Contributions to defined contributions plan, including PGBL	R$ 334	R$ 339	R$ 207
Social security funds [Member]
Disclosure of defined benefit plans [line items]
Contributions to defined contributions plan, including PGBL	R$ 91	R$ 115	R$ 144